Components of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 101,848	$ 101,933
Accumulated Amortization	(46,330)	(43,199)
Net Book Value	55,518	58,734
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, Indefinite	22,041	22,060
Net Book Value, Indefinite	22,041	22,060
Contract rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	65,051	65,113
Accumulated Amortization	(31,574)	(28,449)
Net Book Value, Finite	$ 33,477	$ 36,664
Amortization Period	11 years	12 years
Covenants not to compete
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 14,756	$ 14,760
Accumulated Amortization	$ (14,756)	(14,750)
Net Book Value, Finite		$ 10
Amortization Period	0 years	1 year